Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation
NOTE 11.	STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, subject to shareholder approval, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.

The 2020 Plan replaces the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan, effective upon shareholder approval of the 2020 Plan.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan.  In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.

For the three months ended March 31, 2021 and 2020, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Non-employee compensation:
Board restricted stock	$—	$12
Total stock-based compensation expense	$—	$12

In addition to the 2020 Stock Incentive Plan, the Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board.

For the three months ended March 31, 2021 and March 31, 2020, there were no issuances of common stock options or warrants.

Restricted Stock

The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2021:

	Number of Shares (000's)	Weighted Avg. Grant Date Fair Value
Unvested, December 31, 2020	14	$3.60
Vested	(14)	$3.60
Unvested, March 31, 2021	-	$-

The remaining unvested shares at December 31, 2020 vested on January 1, 2021, resulting in minimal compensation expense related to the final vesting of the restricted stock awards during the three months ended March 31, 2021.

NOTE 12. STOCK BASED COMPENSATION

As discussed in Note 1 - Summary of Significant Accounting Policies, the Reverse Stock Split became effective on December 31, 2018 for all issued and outstanding shares of the common stock. The number of shares authorized under the Company’s equity incentive plans was proportionately adjusted in connection with the Reverse Stock Split. The per share exercise price of all outstanding options and warrants was also increased proportionately and the number of shares of common stock issuable upon the exercise of such options and warrants was reduced proportionately. In addition, the conversion price of all other outstanding securities that are exercisable or exchangeable for, or convertible into, shares of common stock was increased proportionately and the number of shares of common stock issuable upon such exercise, exchange or conversion was reduced proportionally. Accordingly, all share and per share amounts have been adjusted to reflect the Reverse Stock Split for all periods presented.

Stock Incentive Plans

On November 4, 2020, the Board adopted, subject to shareholder approval, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.

The 2020 Plan replaces the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan which was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan, effective upon shareholder approval of the 2020 Plan.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan.  In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.

The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2020 and 2019:

	Year Ending December 31,
Amounts in (000's)	2020	2019
Non-employee compensation:
Restricted stock	$49	$92
Total non-employee stock-based compensation expense	$49	$92
Total stock-based compensation expense	$49	$92

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2020 and 2019:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding and vested at December 31, 2018	15	$47.77	5.4	$—
Outstanding and vested at December 31, 2019	15	$47.77	4.4	$—
Expired	(2)	$49.73	—
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

No stock options were granted during the year ended December 31, 2020 or for the year ended December 31, 2019. At December 31, 2020, the Company has no unrecognized compensation expense related to options.

The following summary information reflects stock options outstanding, vested and related details as of December 31, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$15.72 - $47.99	9	3.9	$46.81	9	$46.81
$48.00 - $51.60	4	2.8	$48.96	4	$48.96
Total	13	3.5	$47.53	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2020 and 2019:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding and vested at December 31, 2018	85	$45.53	3.7	$—
Expired	(27)	$31.72
Outstanding and vested at December 31, 2019	58	$52.09	4.0	$—
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.

No warrants were granted during the years ended December 31, 2020 and December 31, 2019. The Company has no  unrecognized compensation expense related to common stock warrants as of December 31, 2020.

The following summary information reflects warrants outstanding, vested and related details as of December 31, 2020:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$36.00 - $47.99	14	1.4	$46.71	14	$46.71
$48.00 - $59.99	42	3.5	$52.99	42	$52.99
$60.00 - $70.80	2	2.4	$70.80	2	$70.80
Total	58	3.0	$52.09	58	$52.09

Restricted Stock

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2020 and 2019:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	48	$6.20
Vested	(19)	$8.65
Unvested at December 31, 2019	29	$4.63
Vested	(15)	$5.53
Unvested at December 31, 2020	14	$3.60

The remaining unvested shares at December 31, 2020 vested on January 1, 2021, resulting in minimal unrecognized compensation expense related to unvested restricted stock awards as of December 31, 2020.